Finance Costs (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Finance Cost

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Interest expenses on borrowings	380,447	701,637	842,421
Interest expenses on convertible promissory notes	893,001	1,045,611	448,017
Interest expenses on Convertible Notes	495,079	521,747	407,255
Interest expenses on unpaid consideration of convertible promissory notes (Note 33(a))	—	16,162	58,381
Interest expenses on lease liabilities	38,709	41,402	27,123
Interest expenses on consolidated wealth management products	9,122	6,473	868
One-time expenses related to early redemption and extension of convertible promissory notes (Note 33(a))	—	173,775	—
Bank interest income	(820,843)	(1,267,815)	(1,370,042)

	995,515	1,238,992	414,023